Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($) $ in Thousands	Jun. 30, 2024	Sep. 30, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued compensation and benefits	$ 1,906	$ 2,841
Accrued professional fees	566	273
Accrued interest	114	304
Deferred revenue	1,323	138
Committed equity facility fees	1,555
Unpaid Merger-related transaction costs	1,090
RaGE Earn-out	628
Other	1,657	963
Total accrued expenses and other current liabilities	$ 8,839	$ 4,519